OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	NOTE 3 – OTHER CURRENT ASSETS
	December 31,
	2023	2022

Government Institutions	38,227	24,132
Other receivable	1,311	-
Other current assets	39,538	24,132